WARRANTS FOR COMMON STOCK (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	May 15, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 25, 2011	Dec. 31, 2010	Dec. 31, 2012 Notes Due 2013 [Member]	Dec. 31, 2012 November 9, 2012 [Member]	Mar. 07, 2013 November 9, 2012 [Member]	Dec. 31, 2012 Warrant 1 [Member]	Mar. 07, 2013 Warrant 1 [Member]	Dec. 31, 2012 Warrant 2 [Member]	Mar. 07, 2013 Warrant 2 [Member]	Dec. 31, 2012 Warrant 3 [Member]	Mar. 07, 2013 Warrant 3 [Member]	Dec. 31, 2012 Warrant 3 [Member] Notes Due 2013 [Member]
Warrant Liability [Line Items]
Warrants, expiration period						5 years	5 years						5 years		5 years
Issuance of warrants as derivative liability instruments upon conversion of note payable		$ 4,173,140	$ 550,000	$ 3,061,750		$ 92,750
Issuance of warrants as derivative liability							353,747
Warrants outstanding upon conversion of convertible notes		12,972,664	8,668,701							4,010,519		5,615,454		236,456	213,638
Warrants issued during the period							1,619,000
Warrant liability - net													1,841,000		152,000
Warrants						185,500
Warrants, exercise price						1.0	1.0	0.6	2.73	1.37	1.39	2.67	0.6	1.23	1.36
Original amount of liability related to warrant									1,550,000		1,511,750
Warrants issued to purchase common stock		193,793							5,482,055		3,947,232		1,710,833		193,200
Noncash consideration expense	814,500
Loss as a result of change in fair value		$ 1,183,543